Interim Condensed Consolidated Statement of Financial Position $ in Thousands	Jun. 30, 2023 USD ($)
Non-current assets
Property and equipment	$ 863
Right-of-use assets	1,489
Intangible assets	10,763
Goodwill	1,836
Long-term deferred platform commission fees	83,197
Deferred tax asset	59
Other non-current investments	18,533
Other non-current assets	107
Total non-current assets	116,847
Current assets
Indemnification asset	2,512
Trade and other receivables	41,125
Loans receivable	478
Other investments	69,308
Prepaid tax	3,305
Cash	68,581
Total current assets	185,309
Total assets	302,156
Equity
Additional paid-in capital	24,000
Share-based payments reserve	144,608
Translation reserve	4,474
Accumulated deficit	(308,851)
Equity attributable to equity holders of the Company	(135,769)
Total equity	(135,769)
Non-current liabilities
Lease liabilities - non-current	110
Long-term deferred revenue	100,549
Share warrant obligations	2,430
Put option liabilities - non-current	6,685
Other non-current liabilities	70
Total non-current liabilities	109,844
Current liabilities
Lease liabilities - current	771
Trade and other payables	28,253
Provisions for non-income tax risks	1,336
Put option liabilities - current	21,560
Tax liability	4,637
Deferred revenue	271,524
Total current liabilities	328,081
Total liabilities	437,925
Total liabilities and shareholders' equity	$ 302,156